Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 01, 2021	Sep. 08, 2020	Sep. 10, 2019	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jan. 29, 2021	Jan. 28, 2021	Jan. 24, 2019
Equity (Details) [Line Items]
Ordinary shares, shares authorized					100,000,000	100,000,000				50,000
Ordinary shares, par value (in Dollars per share)	$ 0.001				$ 0.001	$ 0.001				$ 1
Shares issued										50,000
shareholders at par value (in Dollars per share)										$ 1
Additional authorized shares description		The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.
Ordinary shares					7,800,000	7,800,000	1,794,871
Offering price, per share (in Dollars per share)	$ 4.68
Gross proceeds (in Dollars)	$ 12,000,000
Net proceeds (in Dollars)	$ 10,881,576
Shares of public offering	2,564,102
Warrants per share	0.7
Net profit after income tax					10.00%
Statutory reserve					50.00%
Statutory reserve from cash dividends (in Dollars)					$ 233,413	$ 212,842
Restricted net assets (in Dollars)					28,064,866	12,290,900
Receivables from shareholder (in Dollars)					$ 3,152,179	$ 4,737,521
Option to purchase shares				420,000
Exercise price per share (in Dollars per share)							$ 4.68
Warrant shares				224,289			217,948
Ordinary share excise price (in Dollars per share)							$ 5.85
Non-controlling interests			49.00%		20.00%	19.13%
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares				303,850
Exercise price per share (in Dollars per share)				$ 4.4
Share price (in Dollars per share)				$ 4.4
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized		50,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 1
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares									3,038,500
Ordinary shares, per share (in Dollars per share)									$ 0.001
Offering price, per share (in Dollars per share)									$ 4
Gross proceeds (in Dollars)									$ 12,154,000
Net proceeds (in Dollars)									$ 10,845,638
Equity Option [Member] | IPO [Member]
Equity (Details) [Line Items]
Ordinary shares								238,500
Ordinary shares, per share (in Dollars per share)								$ 4
Gross proceeds (in Dollars)								$ 954,000